Note 5 - Revenues - Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance	$ 602	$ 554
Unbilled membership dues	2,143	2,029
Billings	(2,160)	(1,981)
Balance	585	602
Balance	3,200
Balance	3,200	3,200
Deferred Membership Dues [Member]
Balance	3,153	2,899
Billings	6,111	5,964
Revenue recognized	(6,068)	(5,710)
Balance	3,196	3,153
Customer Advance Deposits [Member]
Balance	553
Billings	917	1,540
Balance	674	553
Revenue recognized, performance obligation satisfied	$ (796)	$ (1,440)